Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other expenses details
Number of payments for recovery of expense related to the cancellation of order	2
Number of payments for recovery of expense related to agreement with a manufacturer	1
Number of manufacturers under agreement to extend evaluation period of aircraft under order that was cancelled	1
Payment related to recovery of expense receivable included in interest and other income	$ 10,000,000
Second payment related to agreement to reimburse remaining costs of cancelled order	10,000,000
Reserves recorded on notes receivable	21,898,000
Number of notes receivable on which reserves is recorded	3
Reserves recorded on finance and sales-type leases	23,088,000
Number of finance and sales-type leases on which reserves recorded	2
Other expenses
Other expenses details
Expense related to the cancellation of an aircraft engine order	20,000,000
Reserves recorded on notes receivable	21,900,000
Reserves recorded on finance and sales-type leases	23,000,000
Aggregated lease related income, net of lease charges	3,000,000
Aggregated lease related costs expensed as a result of agreements to sell leased aircraft to third parties		$ 91,200,000